Stockholders' Equity	12 Months Ended
Mar. 31, 2019
Federal Home Loan Banks [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity

Capital Stock

Under the certificate of incorporation, the Company is authorized to issue 252,800,001 shares of stock consisting of 252,800,000 shares of common stock (“Common Stock”) and one share of Class X stock (“Class X Stock”), each with a par value of $0.001 per share. Each holder of Common Stock is entitled to one vote for each share of Common Stock held with respect to matters on which stockholders are generally entitled to vote. The share of Class X Stock is issuable to McKesson only in the event that the Company breaches the terms of the Agreement and Plan of Merger between the Company and McKesson dated December 20, 2016 and only during the period following a qualified initial public offering and prior to a McKesson exit. In the event of issuance of Class X Stock, the holder receives the right to appoint an additional director to the Company’s board of directors and as it relates to “special matters” as defined by the Company’s charter, this Class X director may cast a number of votes equal to the sum of the total authorized directorships of the Company’s then existing board of directors plus one vote. Upon the earliest to occur of a McKesson exit or the expiration of the McKesson Exit Window, as defined in the stockholders’ agreement, the share of Class X Stock shall be redeemed for a cash amount equal to $1.00 and such share shall be automatically retired and cancelled.

As of March 31, 2019 and 2018, the Company has a total of 75,474,654 and 75,749,118 shares of Common Stock outstanding, respectively, and no Class X Stock outstanding.

Restricted Net Assets

The Company has no substantive independent assets or operations apart from its investment in the Joint Venture. Under the terms of the Third Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”) governing the Joint Venture, the Joint Venture is required to periodically distribute amounts sufficient to fund the Company’s and McKesson’s tax liabilities related to their investments in the Joint Venture. Other distributions require approval of the board of directors of the Joint Venture as well as the joint approval of both Blackstone and McKesson.

In addition, the Joint Venture’s senior secured credit facilities contain certain covenants which generally limit payments to the Company to include the following:

•

Payment of operating costs and expenses incurred in the ordinary course of business as well as other corporate overhead costs and expenses attributable to the ownership and operation of the Joint Venture.

•	Franchise, excise and similar taxes and other fees and expenses required to maintain the Company’s corporate existence.

•	Income tax distributions

•	Permitted investments as defined by the senior secured credit facilities of the Joint Venture

•	Payment of salary, bonus, severance and other benefits payable to or provided on behalf of officers, directors, managers, and employees of the Company and related payroll taxes

•	Fees and expenses of any unsuccessful debt or equity offering

•	Cash payments in lieu of issuing fractional shares in connection with the exercise of warrants, options, or other Company securities convertible or exchangeable into Company shares.

•	Payments incurred in connection with the Joint Venture Transactions.

•	After a qualified initial public offering, payment of listing fees and other costs attributable to being a publicly traded company which are reasonable and customary

Approximately $0 and $34,661 of retained earnings (accumulated deficit) at March 31, 2019 and 2018, respectively, represents undistributed earnings (losses) of the equity method investment.